UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21605
                                      ------------------------

           TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

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(Exact name of registrant as specified in charter)

                                345 PARK AVENUE
                              NEW YORK, NY 10154

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(Address of principal executive offices)

                                   Copy to:

         Deutsche Asset Management             Sidley Austin LLP
         John H. Kim, Esq.                     John A MacKinnon, Esq.
         345 Park Avenue, 16th Fl.             787 Seventh Avenue
         New York, NY 10154                    New York, New York 10019

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-4455
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Date of fiscal year end:       March 31
                         -------------------

Date of reporting period:      July 1, 2005 - June 30, 2006
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


Item 1. Proxy Voting Record.


---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
      Fund           Meeting                Matter               Proposed       Voted        How            With
                      Date                                          By                      Voted        Management
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Jana Partners,   11/1/2005      o   Mandatory lock-up          Issuer       Yes          For        Yes
L.P.                                for investments made
                                    after February 1, 2006
                                o   Increase management
                                    fee from 1.5% to 2%
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Strategic        11/30/2005     o   Amendment to begin         Issuer       Yes          For        Yes
Value                               charging the fund for
Restructuring                       non-investment advisory
Fund, L.P.                          functions provided to
                                    the fund subject to
                                    limitations
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Citadel          12/15/2005     o   Easement of                Issuer       Yes          For        Yes
Wellington LLC                      "non-solicitation"
                                    restriction of investors
                                    by former officers and
                                    employees of Citadel
                                o   Designate capital
                                    contributions after
                                    January 1, 2006 as
                                    "Committed Capital"
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Drawbridge       2/28/2006      o   Change the                 Issuer       Yes          For        Yes
Global Macro                        calculation of
Fund, L.P.                          redemption fees
                                o   Change the
                                    partnership expense
                                    provision
                                o   Change the
                                    calculation of the
                                    Incentive Allocation
                                o   Change the minimum
                                    capital contributions
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Drawbridge       2/28/2006      o   Offer to convert           Issuer       Yes          Against    No
Global Macro                        investment to be treated
Fund, L.P.                          as an Electing Limited
                                    Partner to participate
                                    in illiquid investments
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Gandhara Fund,   3/23/2006      o   Eliminate 1 year           Issuer       Yes          For        Yes
L.P.                                lock-up
                                o   Eliminate 20% gate
                                o   Withdrawal amounts
                                    over 1/6 of capital
                                    account balance on
                                    calendar quarter-end
                                    subject to 7.5% fee
                                o   Conforming changes
                                    to PPM
                                o   Allow withdrawal
                                    upon departure of
                                    Director or GP
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Strategic        3/27/2006      o   Consent to proceed         Issuer       Yes          For        Yes
Value                               with a joint lawsuit
Restructuring                       against a group of banks
Fund, L.P.                          who served as agents for
                                    syndicated loans to
                                    Enron.
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

By:    /s/ Pamela Kiernan
       -----------------------------
       Pamela Kiernan
       President
       August 30, 2006